TRADE AND OTHER NON TRADE PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Other payables	$ 2,734	$ 10,261
Suppliers	1,562	1,483
Total non-current	4,296	11,744
Suppliers	59,338	71,311
Advances	77	365
Total current trade payables	59,415	71,676
Suppliers of fixed assets	12,668	21,276
Personnel	57,010	67,208
Other Payables	5,761	4,806
Current deposits from customers	927	1,145
Total current other non-trade payables	76,366	94,435
Total Current	135,781	166,111
Total	$ 140,077	$ 177,855